Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Firm Commitment to Purchase Asset	follows:

Year ending December 31, 2020	495,097
2021	567,088
2022	627,409
2023	648,753
2024	504,910
Thereafter	259,097

$3,102,354